SUPPLEMENT DATED JULY 21, 2014
to

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2014
FOR COMPASS G

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
(FORMERLY KNOWN AS SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))
DELAWARE LIFE VARIABLE ACCOUNT D
(FORMERLY KNOWN AS SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D)

1.
Effective immediately, the name of the company that issued your Contract has changed from Sun Life Assurance Company of Canada (U.S.) to Delaware Life Insurance Company. The name of the separate account supporting your Contract has been also changed, from Sun Life of Canada (U.S.) Variable Account D to Delaware Life Variable Account D.

As a result of the name changes, all references throughout the Statement of Additional Information to Sun Life Assurance Company of Canada (U.S.) are hereby deleted and replaced by Delaware Life Insurance Company, and all references to Sun Life (U.S.) and Sun Life of Canada (U.S.) are hereby deleted and replaced by Delaware Life.

2.	The section in the Statement of Additional Information entitled “SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)” is hereby deleted and replaced with the following:

DELAWARE LIFE INSURANCE COMPANY

Delaware Life Holdings, LLC, a limited liability company organized under the laws of the State of Delaware on December 12, 2012, is the parent of Delaware Life. Delaware Life Holdings, LLC is ultimately controlled by Todd L. Boehly and Mark R. Walter. Messrs. Boehly and Walter ultimately control the Company through the following intervening companies:  Delaware Life Holdings, LLC, Delaware Life Holdings Parent, LLC, Delaware Life Holdings Parent II, LLC, Delaware Life Equity Investors, LLC, DLICM, LLC and DLICT, LLC. The nature of the business of Messrs. Boehly and Walter and these intervening companies is investing in companies engaged in the business of life insurance and annuities.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Compass G  SAI                                                                                                                                          7/2014